Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders Deficit
Stockholders' Deficit

NOTE 10 - STOCKHOLDERS’ DEFICIT

The Company is authorized to issue an aggregate of 3,000,000,000 common shares with a par value of $0.0001 per share and 1,000,000 shares of preferred stock with a par value of $0.0001 per share.

On August 6, 2013, the Company filed a Certificate of Designation with the Delaware Secretary of State thereby designating two hundred thousand (200,000) shares as Series A Convertible Preferred Stock (“Series A Stock”). Each share of Series A Stock is (i) convertible into one thousand (1,000) shares of common stock of the Company and (ii) entitled to the number of votes equal to the aggregate number of shares of common stock into which the Holder’s share of Series A Stock is convertible, multiplied by one hundred (100).

On November 5, 2019, pursuant to stockholder consent, our Board of Directors authorized an amendment (the "Amendment") to our Certificate of Incorporation, as amended, to affect a reverse stock split of the issued and outstanding shares of our common stock, par value $0.0001, on a 1 for 1,000 basis. We filed the Amendment with the Delaware Secretary of State on November 18, 2019. On December 11, 2019 the Financial Industry Regulatory Authority, Inc. notified us that the reverse stock split would take effect on December 12, 2019. All common stock share and per-share amounts for all periods presented in these consolidated financial statements have been adjusted retroactively to reflect the reverse stock split.

During the nine months ended September 30, 2019, the Company elected to convert $2,420 of principal and interest of non-redeemable convertible notes into 24,200 shares of common stock of the Company valued at $1,131,600. The conversions resulted in a loss on settlement of debt of $1,129,180.

During the nine months ended September 30, 2019, the Holder of the Convertible Note elected to convert $40,314 of principal and debt discount of $38,665 into 8,600 shares of common stock of the Company with a fair value of $63,160. The conversions resulted in the settlement of derivative liabilities of $62,432 and a gain on settlement of debt of $921.

During the nine months ended September 30, 2019, the Company issued 100 shares of common stock to settle shares to be issued (stock payable) valued at $8,000 ($80.00 per share).

During the nine months ended September 30, 2019, the Company issued 100 shares of common stock valued at $7,000 ($70.00 per share) for the services.

During the nine months ended September 30, 2019, the Company issued 5,910 shares of common stock valued at $31,912 ($5.40 per share), to settle accounts payable.

During the nine months ended September 30, 2019, the Company issued 30,000 shares of common stock to settle shares to be issued (stock payable) valued at $903,000 ($30.10 per share), which has been recorded ratably over the contract period of July 1, 2018 to June 30, 2019, for stock based compensation due to Nadav Elituv, the Chief Executive Officer of the Company.

During the nine months ended September 30, 2019, the Company issued 24,387 shares of common stock valued at $151,200 ($6.20 per share), to fully settle salary payable, for the period July 1, 2019 to June 30, 2020, due to Nadav Elituv, the Chief Executive Officer of the Company.

During the nine months ended September 30, 2019, the Company issued 50,000 shares of common stock valued at $765,000 ($15.30 per share) for stock based compensation due to Nadav Elituv, the Chief Executive Officer of the Company.

During the nine months ended September 30, 2019, the Company issued 1,524 shares of common stock valued at $9,448 ($6.20 per share), to settle advances payable due to Nadav Elituv, the Chief Executive Officer of the Company.

During the nine months ended September 30, 2019, the Company issued 2,230 shares of common stock for $111,500 in cash.

Shares to be issued

As at September 30, 2019 and December 31, 2018, the Company had an obligation to issue 0 shares of common stock and 11,468 shares of common stock, respectively, for stock-based compensation –salaries (see Note 9).

2015 Stock Option Plan

On April 28, 2015, the Board of Directors of the Company approved of the Company’s 2015 Stock Option Plan (the “2015 Plan”) to attract and retain the best available personnel, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company's business. Under the plan, a total of 1 share of authorized common stock have been reserved for issuance pursuant to grants approved by the Board of Directors. The plan requires stock options to have a maximum term of ten years and may be subject to certain vesting requirements. Stock option are to be priced at no less than 70% of the market value of the Company's common stock on the option's grant date. If a grant to a person who own shares representing more than 10% of the voting power of all classes of shares of the Company, stock option are to be priced at no less than 100% of the market value of the Company's common stock on the option's grant date. No stock options have been granted since the inception of the 2015 Plan. During the years ended December 31, 2016 and 2015, awards for 433 shares of common stock were granted and on September 30, 2019 a total of 1 share of common stock available for grant. At September 30, 2019, there were no outstanding stock awards.

NOTE 7 - STOCKHOLDERS' EQUITY

The Company is authorized to issue an aggregate of 3,000,000,000 common shares with a par value of $0.0001 per share and 1,000,000 shares of preferred stock with a par value of $0.0001 per share. On August 6, 2013, the Company filed a Certificate of Designation with the Delaware Secretary of State thereby designating two hundred thousand (200,000) shares as Series A Convertible Preferred Stock. No preferred shares have been issued.

On August 20, 2018, pursuant to stockholder consent, our Board of Directors authorized an amendment (the "Amendment") to our Certificate of Incorporation, as amended, to affect a reverse stock split of the issued and outstanding shares of our common stock, par value $0.0001, on a 1 for 500 basis. We filed the Amendment with the Delaware Secretary of State on August 27, 2018. On September 7, 2018 the Financial Industry Regulatory Authority, Inc. notified us that the reverse stock split would take effect on September 10, 2018. All common stock share and per-share amounts for all periods presented in these consolidated financial statements have been adjusted retroactively to reflect the reverse stock split.

On November 5, 2019, pursuant to stockholder consent, our Board of Directors authorized an amendment (the "Amendment") to our Certificate of Incorporation, as amended, to affect a reverse stock split of the issued and outstanding shares of our common stock, par value $0.0001, on a 1 for 1,000 basis. We filed the Amendment with the Delaware Secretary of State on November 18, 2019. On December 11, 2019 the Financial Industry Regulatory Authority, Inc. notified us that the reverse stock split would take effect on December 12, 2019. All common stock share and per-share amounts for all periods presented in these consolidated financial statements have been adjusted retroactively to reflect the reverse stock split.

During 2018, the Company elected to convert $162,900 of principal and interest of non-redeemable convertible notes into 35,172 shares of common stock of the Company valued at $3,651,300. The conversions resulted in a loss on settlement of debt of $3,488,400.

On February 7, 2018, the Company issued 50 shares of common stock valued at $190,000 ($3,800 per share) to settle accrued liabilities for salary of $180,000 and shares to be issued of $10,000 due to the Nadav Elituv, the Chief Executive Officer of the Company.

On May 22, 2018, the Company issued 17 shares of common stock to settle shares to be issued (stock payable) valued at $922,218, which has been recorded over the contract period ended June 30, 2018, for stock based compensation due to the Nadav Elituv, the Chief Executive Officer of the Company.

On May 22, 2018, the Company issued 26 shares of common stock valued at $57,618 ($2,250 per share) for accounts payable of $57,618.

On June 26, 2018, the Company issued 120 shares of common stock valued at $294,000 ($2,450 per share) for the services to be provided in a period of June 26, 2018 to December 31, 2018.

On September 10, 2018, the Company issued 20,000 shares of common stock valued at $602,000 ($30.10 per share) to the Nadav Elituv, the Chief Executive Officer of the Company for officer compensation.

On September 10, 2018, the Company issued 16,000 shares of common stock valued at $481,600 ($30.10 per share) to the Brandon Milner, a Director of the Company.

On September 10, 2018, the Company issued 18,000 shares of common stock valued at $541,800 ($30.10 per share) for the services to be provided in a period of September 10, 2018 to December 31, 2018.

On September 10, 2018, the Company issued 20,000 shares of common stock valued at $602,000 ($30.10 per share) for the services to be provided in a period of September 10, 2018 to September 10, 2019.

On September 10, 2018, the Company issued 42,000 shares of common stock valued at $1,264,200 ($30.10 per share) for the consulting services.

Shares to be issued

As at December 31, 2018 and 2017, the Company had total shares to be issued for 11,468 shares of common stock and 11 shares of common stock, respectively, for stock-based compensation –salaries (see Note 5).

2015 Stock Option Plan

On April 28, 2015, the Board of Directors of the Company approved of the Company’s 2015 Stock Option Plan (the “2015 Plan”) to attract and retain the best available personnel, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company's business. Under the plan, a total of 1 share of authorized common stock have been reserved for issuance pursuant to grants approved by the Board of Directors. The plan requires stock options to have a maximum term of ten years and may be subject to certain vesting requirements. Stock options are to be priced at no less than 70% of the market value of the Company's common stock on the option's grant date. If a grant to a person who own shares representing more than 10% of the voting power of all classes of shares of the Company, stock options are to be priced at no less than 100% of the market value of the Company's common stock on the option's grant date. No stock options have been granted since the inception of the 2015 Plan. During the years ended December 31, 2016 and 2015, awards for 433 shares of common stock were granted and on December 31, 2018 a total of 1 share of common stock were available for grant. At December 31, 2018 and 2017, there were no outstanding stock awards.